Award Timing Disclosure	12 Months Ended
May 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under the Company’s policies and practices, the approval of long-term equity incentive compensation for the Company’s regular annual equity awards to its executive officers is typically made early in each fiscal year (in July). These annual awards are then granted shortly after the filing date of the Company’s Form 10-K for its prior fiscal year.
The Compensation Committee uses this equity grant approach to help ensure the annual grants to executive officers are made only during an open trading window and after the release of the Company’s material non-public information regarding its most recently completed fiscal year. The Compensation Committee does not factor any material non-public information into its design and approval of the terms of such annual equity awards. Additionally, the off-cycle equity awards for our executive officers in fiscal 2026 were made only during open trading windows. Including the grants made during fiscal 2026, the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
During fiscal 2026, the Company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.

Award Timing Method	The Compensation Committee uses this equity grant approach to help ensure the annual grants to executive officers are made only during an open trading window and after the release of the Company’s material non-public information regarding its most recently completed fiscal year. The Compensation Committee does not factor any material non-public information into its design and approval of the terms of such annual equity awards. Additionally, the off-cycle equity awards for our executive officers in fiscal 2026 were made only during open trading windows. Including the grants made during fiscal 2026, the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Compensation Committee does not factor any material non-public information into its design and approval of the terms of such annual equity awards. Additionally, the off-cycle equity awards for our executive officers in fiscal 2026 were made only during open trading windows. Including the grants made during fiscal 2026, the Company does not time the disclosure of material non-public information for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false